Fair Value Measurements - Ranges Of Significant Unobservable Inputs Used To Value The Company’s Material Level 3 Financial Instruments (Details) - Level 3 $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Derivative Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,151
Unobservable Inputs	83.00%
Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 54,146
Unobservable Inputs	11.00%
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 8,661
Unobservable Inputs	11.00%